Notes Payable and Lines of Credit - Present Value Of Projected Payouts For Notes Payable (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2013
Value of projected payouts for notes payable
2014	$ 366
2015	448
2016	443
2017	366
2018	287
Thereafter	1,353
Total	3,263
Cortelco Systems Holding Corp [Member]
Value of projected payouts for notes payable
2014	366
2015	448
2016	443
2017	366
2018	287
Thereafter	1,353
Total	$ 3,263